67324  11/00

Prospectus Supplement
dated November 6, 2000 to:

Putnam Utilities Growth and Income Fund (the "fund")
Prospectus dated February 29, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers and the Credit Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Their length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.

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Manager                 Since   Experience
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Krishna K. Memani       1999    1998 -- Present          Putnam Management
Managing Director               Prior to September 1998  Morgan Stanley & Co.
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Jeanne L. Mockard       1998    1990 -- Present          Putnam Management
Senior Vice President
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Erin J. Spatz           2000    1996 -- Present          Putnam Management
Senior Vice President           Prior to May 1996        Pioneer Funds
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Michael R. Yogg         2000    1997 -- Present          Putnam Management
Senior Vice President           Prior to April 1997      State Street Research
                                                         & Management Company
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